Document and Entity Information	Dec. 15, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 15, 2021
Entity File Number	001-11331
Entity Registrant Name	Ferrellgas Partners, L.P.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	43-1698480
Entity Address, Address Line One	7500 College Blvd.
Entity Address, Adress Line Two	Suite 1000
Entity Address, City or Town	Overland Park
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66210
City Area Code	913
Local Phone Number	661-1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	N/A
No Trading Symbol Flag	true
Entity Emerging Growth Company	false
Entity Central Index Key	0000922358
Amendment Flag	false
Ferrellgas Partners Finance Corp. [Member]
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 15, 2021
Entity File Number	333-06693-02
Entity Registrant Name	Ferrellgas Partners Finance Corp.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	43-1742520
Entity Address, Address Line One	7500 College Blvd.
Entity Address, Adress Line Two	Suite 1000
Entity Address, City or Town	Overland Park
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66210
City Area Code	913
Local Phone Number	661-1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001012493
Amendment Flag	false
Ferrellgas, L.P. [Member]
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 15, 2021
Entity File Number	000-50182
Entity Registrant Name	Ferrellgas, L.P.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	43-1698481
Entity Address, Address Line One	7500 College Blvd.
Entity Address, Adress Line Two	Suite 1000
Entity Address, City or Town	Overland Park
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66210
City Area Code	913
Local Phone Number	661-1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000922359
Amendment Flag	false
Ferrellgas Finance Corp. [Member]
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 15, 2021
Entity File Number	000-50183
Entity Registrant Name	Ferrellgas Finance Corp.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	14-1866671
Entity Address, Address Line One	7500 College Blvd.
Entity Address, Adress Line Two	Suite 1000
Entity Address, City or Town	Overland Park
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66210
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000922360
Amendment Flag	false